Impact on the results of operations of transactions between the Corportation and EVERTEC (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 41,066	$ 51,934
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	2,490	3,373	3,619
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	1,269	3,850	3,850
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Interest Expense Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	(128)	(267)	(627)
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	25,571	25,188	27,300
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Net Gain Loss And Valuation Adjustments On Investment Securities [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	5,856	0	0
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Income [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	9,854	0	0
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Occupancy Net Member
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	6,560	6,647	7,063
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Professional Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	(155,521)	(150,677)	(149,156)
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Operating Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	843	751	1,382
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(103,206)	(111,135)	(106,569)
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	(371)	(1,621)	(1,773)
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Other Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	(189)	(1,851)	(1,887)
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Interest Expense Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	19	127	307
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	(3,810)	(12,090)	(13,377)
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Net Gain Loss And Valuation Adjustments On Investment Securities [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	(873)	0	0
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Other Income [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	(1,468)	0	0
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Occupancy Net Member
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	(977)	(3,193)	(3,461)
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Professional Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	23,173	72,435	73,086
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Other Operating Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	(126)	(358)	(677)
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	15,378	53,449	52,218
Equity Method Investee Member | E V E R T E C Inc [Member] | Amount net of eliminations | Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	2,119	1,752	1,846
Equity Method Investee Member | E V E R T E C Inc [Member] | Amount net of eliminations | Other Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	1,080	1,999	1,963
Equity Method Investee Member | E V E R T E C Inc [Member] | Amount net of eliminations | Interest Expense Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	(109)	(140)	(320)
Equity Method Investee Member | E V E R T E C Inc [Member] | Amount net of eliminations | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	21,761	13,098	13,923
Equity Method Investee Member | E V E R T E C Inc [Member] | Amount net of eliminations | Net Gain Loss And Valuation Adjustments On Investment Securities [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	4,983	0	0
Equity Method Investee Member | E V E R T E C Inc [Member] | Amount net of eliminations | Other Income [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	8,386	0	0
Equity Method Investee Member | E V E R T E C Inc [Member] | Amount net of eliminations | Occupancy Net Member
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	5,583	3,454	3,602
Equity Method Investee Member | E V E R T E C Inc [Member] | Amount net of eliminations | Professional Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	(132,348)	(78,242)	(76,070)
Equity Method Investee Member | E V E R T E C Inc [Member] | Amount net of eliminations | Other Operating Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	717	393	705
Equity Method Investee Member | E V E R T E C Inc [Member] | Amount net of eliminations | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ (87,828)	$ (57,686)	$ (54,351)